Construction Loans (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt instrument face amount	$ 18,477,600	$ 9,647,700	$ 1,656,200
Book value of collateralized real estate	$ 34,445,200	24,826,700	18,449,900
Third Party Lenders [Member]
Debt instrument face amount		$ 9,499,300	$ 17,172,300
Construction Loans [Member]
Debt instrument term	1 year	1 year
Construction Loans [Member] | Minimum [Member]
Debt instrument interest rate percentage	8.00%	6.00%
Construction Loans [Member] | Maximum [Member]
Debt instrument interest rate percentage	40.00%	36.00%